COMMITMENTS AND CONTINGENT LIABILITIES: (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2013, are as follows:

U.S. dollars in thousands
Years ending December 31:
2014	$609
2015	206
$815